Other Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Other Employee Benefit Plans

15.   Other Employee Benefit Plans

The Company sponsors the Strayer Education, Inc. 401(k) Plan and the Capella Education Company Retirement Savings Plan which, collectively, cover all eligible employees of the Company. Effective January 1, 2020, participants may voluntarily contribute up to $19,500 of their base compensation annually. Discretionary contributions were made by the Company to participants of the Strayer Education, Inc. 401(k) Plan matching 50% of employee deferrals up to a maximum of 3% of the employee’s annual salary. Under the Capella Education Company Retirement Savings Plan, the Company matches 100% on the first 2%, and 50% on the next 4%, of the employee contributions. The Company’s contributions to these plans totaled $1.3 million, $3.5 million and $7.2 million for the years ended December 31, 2017, 2018, and 2019, respectively.

In May 1998, the Company adopted the Strayer Education, Inc. Employee Stock Purchase Plan (“ESPP”). Under the ESPP, eligible employees may purchase shares of the Company’s common stock, subject to certain limitations, at 90% of its market value at the date of purchase. Purchases are limited to 10% of an employee’s eligible compensation. The aggregate number of shares of common stock that may be made available for purchase by participating employees under the ESPP is 2,500,000 shares. Shares purchased in the open market for employees for the years ended December 31, 2017, 2018, and 2019 were as follows+:

	Shares	Average price
	purchased	per share
2017	4,718	$77.05
2018	4,647	$100.34
2019	4,918	$126.83